Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 — INCOME TAXES

The provision for income taxes consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Current tax (including over provision of income tax)	$26,368	$40,431	$(280)	$105,354
Deferred tax	—	(354,574)	—	—
Income tax expense (benefit)	$26,368	$(314,143)	$(280)	$105,354

The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries operating in Hong Kong is subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year. During the six months ended June 30, 2023, income tax benefit is primarily attributable to the over provision of income taxes for prior year of $40,151.

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Deferred tax liabilities:
– Accelerated depreciation	$45,680	$45,858
	45,680	45,858

Deferred tax assets, net:
Net operating loss carryforwards	7,747,627	5,461,370
Less: valuation allowance	(7,747,627)	(5,461,370)
	—	—
Deferred tax liabilities, net	$45,680	$45,858

As of June 30, 2023 and December 31, 2022, the operations incurred $47.0 million and $33.1 million, respectively of cumulative net operating losses which can be carried forward to offset future taxable income. Net operating loss can be carried forward indefinitely but cannot be carried back to prior years. There are no group relief provisions for losses or transfers of assets under Hong Kong tax regime. Each company within a corporate group is taxed as a separate entity. The Company has provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes that it is more likely than not that these assets will not be realized in the future. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2023 and December 31, 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2023 and 2022 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2023.

NOTE 17 — INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Years ended December 31,
	2022	2021
Current tax	$118,073	$23,505,445
Deferred tax	6,532	—
Income tax expense	$124,605	$23,505,445

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries operating in Hong Kong are subject to the Hong Kong profits tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on (loss) income before income tax expense for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
(Loss) income before income taxes	$(44,396,030)	$119,968,968
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(7,325,345)	19,794,880
Income not subject to taxes	(71,468)	(41,476)
Non-deductible items:
– Share-based compensation	344,640	—
– Investment loss, net	1,474,676	2,037,253
– Change in fair values of warrant liabilities and FSP liability	888,251	—
– Items not subject to tax deduction	1,925,846	1,435,277
Tax effect on temporary differences not recognized	1,003	(126,870)
Under (over) provision of prior years	31,284	(38,939)
Net operating loss	2,895,733	457,680
Tax holiday	(21,838)	(23,802)
Other	(18,177)	11,442
Income tax expense	$124,605	$23,505,445

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of December 31,
	2022	2021
Deferred tax liabilities:
Accelerated depreciation	$45,858	$—

Deferred tax assets, net:
Net operating loss carryforwards	5,461,370	2,483,436
Less: valuation allowance	(5,461,370)	(2,483,436)
	—	—

Deferred tax liabilities, net	$45,858	$—

As of December 31, 2022 and 2021, the operations incurred $33.1 million and $15.1 million, respectively of cumulative net operating losses which can be carried forward to offset future taxable income. Net operating loss can be carried forward indefinitely but cannot be carried back to prior years. There are no group relief provisions for losses or transfers of assets under Hong Kong tax regime. Each company within a corporate group is taxed as a separate entity. The Company has provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes that it is more likely that not all of these assets will be realized in the future. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2022 and 2021 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.